Affiliated companies and variable interest entities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Variable Interest Entity, Primary Beneficiary USD ($)	Mar. 31, 2012 Variable Interest Entity, Primary Beneficiary JPY (¥)	Mar. 31, 2011 Variable Interest Entity, Primary Beneficiary JPY (¥)	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2012 Retail Variable Interest Entity, Primary Beneficiary USD ($)	Mar. 31, 2012 Retail Variable Interest Entity, Primary Beneficiary JPY (¥)	Mar. 31, 2011 Retail Variable Interest Entity, Primary Beneficiary JPY (¥)
Schedule of Equity Method Investments [Line Items]
Certain affiliated companies accounted for by the equity method	$ 17,856	¥ 1,467,575	¥ 1,384,159
Affiliated companies aggregate value	17,976	1,477,413	1,475,352
Impairment loss on a certain investment in affiliated company accounted for by the equity method		0	0	63,575
Dividends from affiliated companies accounted for by the equity method	1,496	122,950	103,169	82,149
Finance receivables	124,567	10,238,177	10,242,198					88,195	7,248,793	7,128,453	14,699	1,208,136	1,111,212
Restricted cash					797	65,541	64,502
Secured debt					$ 12,664	¥ 1,040,816	¥ 941,613